GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Note Payment Detail
					Principal	Interest
			Original Face	Beginning	Payment	Payment		Ending
Class	CUSIP	Interest Rate	Value	Class Balance	Amount	Amount	Total	Class Balance

A	36159LAU0	5.00750%	955,000,000.00	955,000,000.00	0.00	3,852,297.57	3,852,297.57	955,000,000.00

B	36159LAV8	5.16750%	35,000,000.00	35,000,000.00	0.00	145,694.79	145,694.79	35,000,000.00

C	36159LAW6	5.34750%	10,000,000.00	10,000,000.00	0.00	43,077.08	43,077.08	10,000,000.00

TOTALS			1,000,000,000.00	1,000,000,000.00	0.00	4,041,069.44	4,041,069.44	1,000,000,000.00

Beginning of Month Balance	8,486,022,674.23
New Volume	2,587,386,481.36
Principal Collections	2,612,741,407.02
Defaulted Amount	1,009,240.69
End of Month Balance	8,459,658,507.88

Annualized Yield	10.79%

Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00

Collections	Total	Overconcentration
Principal Collections	2,612,741,407.02	0.00	2,612,741,407.02
Non Principal Collections	79,536,653.27	0.00	79,536,653.27
Total Collections	2,692,278,060.29	0.00	2,692,278,060.29
Defaults
Default Amount	1,009,240.69	0.00	1,009,240.69
Series Allocation Percentage			11.78%
Investor Default Amount			118,929.77
Charge-offs
Investor Charge-offs			0.00

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Allocation of Available Non Principal Collections
	Series Allocation Percentage			11.78%
	Available Non Principal Collections Allocated to Series				9,372,665.66
Application of Available Non Principal Collections and Available Principal Collections
(a)	Available Non Principal Collections Allocated to Series				9,372,665.66
	(i)	(A)	Amount to Indenture Trustee		10,000.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		62.50
		(D)	Amount to Custodian		0.00
	(ii)	Noteholder Servicing Fee			1,666,666.67
		Unpaid Servicer Advances and interest thereon			0.00
	(iii)	Class A Monthly Interest			3,852,297.57
	(iv)	Class B Monthly Interest			145,694.79
	(v)	Class C Monthly Interest			43,077.08
	(vi)	Investor Default Amount (treated as Available Principal Collections)		118,929.77
		Required Deposit to Principal Account			0.00
	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00
	(viii)	Amount Required to be Deposited to the Reserve Account			0.00
	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Excess Non Principal Collections for Series 2005-1	4,546,439.60
Excess Non Principal Collections for Series 2005-2	2,735,115.81
Excess Non Principal Collections for Series 2006-1	5,497,090.15
Excess Non Principal Collections for Series 2006-2	1,808,014.09
Excess Non Principal Collections for Series 2006-3	3,654,867.05
Excess Non Principal Collections for Series 2006-4	4,582,861.59
Excess Non Principal Collections for Series 2007-1	3,641,505.94
Excess Non Principal Collections for Series 2007-2	3,649,469.83

Total Excess Non Principal Collections	30,115,364.06
Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Non Principal Shortfalls for Series 2007-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	30,115,364.06

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	307,887,629.73
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	307,887,629.73

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,540,072,945.28
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-2	0.00

Amount Deposited into the Excess Funding Account	0.00
Released to Transferor	2,540,072,945.28

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	25,000,000.00
Required Reserve Account Amount
Required Reserve Account Percentage	2.50%
Note Principal Balance	1,000,000,000.00
Required Reserve Account Amount	25,000,000.00

Reserve Account Deficiency	0.00
Reserve Account Deposits	110,779.65
Reserve Account Withdrawals	110,779.65
Ending Reserve Account Amount	25,000,000.00

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	4,051,069.44
Disbursements	4,051,069.44
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

Free Equity Amount
Note Trust Principal Balance	8,459,658,507.88
Aggregate Collateral Amount for all Series of Notes	8,250,000,000.00
Free Equity Amount	209,658,507.88

Minimum Free Equity Percentage	0.00%
Outstanding Principal Balance	8,250,000,000.00
Total Overconcentration	0.00
Minimum Free Equity Amount	0.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Summary of Allocation of Collections

Total Principal Collections	2,612,741,407.02

Principal Collections Allocated to Series 2005-1	384,859,537.16
Principal Collections Allocated to Series 2005-2	230,915,722.29
Principal Collections Allocated to Series 2006-1	461,831,444.60
Principal Collections Allocated to Series 2006-2	153,943,814.87
Principal Collections Allocated to Series 2006-3	307,887,629.73
Principal Collections Allocated to Series 2006-4	384,859,537.16
Principal Collections Allocated to Series 2007-1	307,887,629.73
Principal Collections Allocated to Series 2007-2	307,887,629.73
Principal Collections Not Allocated to Any Series and Released to Transferor	72,668,461.75

Total Non Principal Collections	79,536,653.27

Non Principal Collections Allocated to Series 2005-1	11,715,832.07
Non Principal Collections Allocated to Series 2005-2	7,029,499.23
Non Principal Collections Allocated to Series 2006-1	14,058,998.48
Non Principal Collections Allocated to Series 2006-2	4,686,332.83
Non Principal Collections Allocated to Series 2006-3	9,372,665.66
Non Principal Collections Allocated to Series 2006-4	11,715,832.07
Non Principal Collections Allocated to Series 2007-1	9,372,665.66
Non Principal Collections Allocated to Series 2007-2	9,372,665.66

Non Principal Collections Not Allocated to Any Series and Released to Transferor	2,212,161.61

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an early amortization event occurred?			No

(6) Have any Payment Rate Triggers been met?			No
Average Monthly Payment Rates < 20%
Current Monthly Payment Rate		30.79%
Prior Monthly Payment Rate		29.24%
Second Prior Monthly Payment Rate		34.51%
3 Month Average Monthly Payment Rate		31.51%

(7) Reserve Account balance < Reserve Account trigger			No
Reserve Account balance		25,000,000.00
(A) Required Reserve Account Percentage minus 0.25%		2.25
times (B) Note Principal Balance		1,000,000,000.00
Reserve Account trigger		22,500,000.00

(8) The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No

Current Month	2.58%
Prior Month	2.58%
Second Prior Month	2.59%
Third Prior Month	2.32%
Fourth Prior Month	16.82%
Fifth Prior Month	13.30%

(9) Have any new series been issued during the related monthly collection period?			No

(10) Have any account additions or account removals occurred during the related monthly collection period?			No

Number of accounts added / (removed)

GE Dealer Floorplan Master Note Trust
2006-3
Payment Date:	11/20/2007
Collection Period Ended:	10/31/2007
Closing Date:	08/10/2006
Next Payment Date:	12/20/2007
Expected Principal Payment Date:	7/20/2009
Final Maturity Date:	7/20/2011

Delinquency

	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding

31 - 60	3.8	0.04%
61 - 90	2.1	0.02%
91 - 120	1.7	0.02%
121 - 150	1.1	0.01%
151 - 180	1.0	0.01%

*Total	9.6	0.11%

*Figures may not foot due to rounding